DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT
Summary of future maturities of convertible notes payable and notes payable
Years ending
December 31,	Amount
2021	$1,021.308
2022	358,714
2023	405,802
2024	427,353
2025	409,105
Thereafter	1,486,344
$4,108,626

For the year ended
December 31,	Amount
2021	$1,259,900
2022	266,589
2023	286,742
2024	308,293
2025	290,033
Thereafter	1,451,810
$2,863,367